COMMITMENTS	12 Months Ended
Dec. 31, 2023
COMMITMENTS
COMMITMENTS

18. COMMITMENTS

The Company executed an introductory agent agreement with BMR (the “BMR Agreement”). Under the BMR Agreement, should a mineral property recommended by BMR be acquired by the Company, the Company shall pay an introductory agent fee as follows:

Within 15 days of acquisition	$5,000
6 months after acquisition	$5,000
12 months after acquisition	$5,000
18 months after acquisition	$5,000
24 months after acquisition	$7,500
30 months after acquisition	$7,500
36 months after acquisition	$10,000
42 months after acquisition	$10,000
48 months after acquisition and every six months thereafter	$15,000

If commercial production is achieved on a property recommended by BMR, the Company shall pay a 0.5% net smelter return royalty on all mineral interests acquired within the area of influence of the mineral property. Introductory agent fees and net smelter return royalty payments totaling $1,000,000 paid by the Company will reduce the net smelter return royalty by 50% to 0.25%.

The BMR Agreement was in effect for the Miller Project, as of February 1, 2021, until the mineral lease agreement was terminated on December 18, 2023. The Company paid a total of $35,000 in introductory agent fees to BMR during that period.